Leases (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Leases [Line Items]
Operating right-of-use assets	$ 189,264	$ 255,389
Right-of-Use Assets [Member]
Leases [Line Items]
Operating right-of-use assets	$ 189,264	$ 255,389